CONTINGENT LIABILITIES AND COMMITMENTS	12 Months Ended
Dec. 31, 2018
Contingent Liabilities And Commitments [Abstract]
CONTINGENT LIABILITIES AND COMMITMENTS

NOTE 7 – CONTINGENT LIABILITIES AND COMMITMENTS

A.	Liability for royalty payments to the Israel Innovation Authority

The Group has financed part of its research and development activities with grants from the IIA. In return for the IIA grants, the Group will be required to pay royalties of between 3% and 5% from the revenue from sales of the product developed using the IIA grants, up to the full amount of the grant, linked to the dollar/NIS exchange rate plus an agreed rate of interest. No new grant applications have been submitted to the IIA since 2013.

As at December 31, 2018, the Group’s maximum liability for repayment of the royalties is estimated at $4.0 million. The transfer outside of Israel of all or part of the production of the product developed using the IIA grants requires higher payments of royalties of up to 200% of the total liability. The Group has yet to start paying royalties. The financial statements do not include a liability for royalties for these grants since the conditions for recognition of the liability have not been fulfilled (see also Note 3I (Significant Accounting Policies—Grants for participation in research and development expenses) above).

B.	Royalties agreement

The research and development activities of the Group are based on an exclusive license granted to the Group to use patent-protected technology and/or applications for the registration of patents developed by the Group.

The rights to these patents originally belonged to Yissum Technology Transfer, the research development company of The Hebrew University of Jerusalem (hereinafter , “Yissum”). Under the 2005 license agreement between Yissum and the Group, as amended (the “License Agreement"), Yissum granted an exclusive license to the Group for the global development, use, manufacture and commercialization of products that are based on the patents. In return, the Group undertook to pay royalties to Yissum at the following rates:

(1)	4% of sales net of distribution costs; and
(2)	10% of the total consideration received by the Group from any third party obtaining a sub-license to use the Group’s technologies.

The rate of royalties from sales in countries where a patent has not been registered, in which a third party sells identical products, will be reduced by 50%.

The Group does not recognize a liability for royalties until the event underlying the liability actually occurs and therefore the financial statements do not include a liability for these royalties.

Regarding the payment period of the royalties, it was determined that for countries in which a patent is registered, the payment period of the royalties for sales in such countries will continue until the later of (A) the expiry date of the patent in that country; (B) the expiry of the exclusivity period (set by an authorized entity in that country) for a product based on the patent; or (C) nine years from the date of the first commercial sale in that country. For countries in which no patent has been registered with success, the payment period of the royalties for sales in such countries will continue until the later of (1) the expiry date of the regulatory exclusivity in that country; or (2) nine years from the date of the first commercial sale in that country.

The license with Yissum will remain valid after the end of the royalty period for both countries in which a patent was registered and for countries in which a patent was not registered, at which time the Group will have an irrevocable, unlimited license that is exempt from payment of royalties for sales in the country where the royalty period has ended.

The Group has undertaken to indemnify Yissum and The Hebrew University of Jerusalem, their employees, officers, representatives and any person acting on their behalf (hereinafter, the “Indemnitees”) for any liability, including product liability, damages, losses, expenses, fees and reasonable legal expenses (hereinafter, “Damages") that they may incur due to the acts and omissions of the Group, and/or arising from the use, development, production, marketing, sale and/or grant of a biotechnology sublicense, unless the Damages are due to gross or malicious negligence by the Indemnitees. In addition, before the clinical trials started and prior to the first commercial sale, the Group undertook to purchase comprehensive liability insurance for product liability and the Group's undertaking for their indemnification and to add Yissum as an additional insured party. The Group also undertook to purchase, at its expense, when the clinical trials begin, a liability insurance policy for clinical trials in an appropriate amount and in accordance with customary commercial practice. The Group acquired insurance for the clinical trials it finances.

C.	Car rentals

The Group has agreements to lease vehicles for 12-36 months each. In respect of these agreements, the Group has made deposits to secure future lease commitments. As at the balance sheet date, the balance of these deposits is approximately $11 thousand. The deposits are linked to the Israeli Consumer Price Index (“CPI”) and do not bear interest.

At the end of the reporting period, the minimum rent to be paid for the lease agreements is as follows:

$ thousands

2019	32
2020	14

46

D.	Office and lab rental

In January 2018, the Company signed an agreement to rent a laboratory and offices in Jerusalem’s Har Hotzvim industrial zone through May 2023. The Company has an option to extend the agreement by another five years. The annual rent (including management fees) is approximately $360 thousand and is linked to the CPI. Pursuant to the agreement, bank guarantees were provided to the property owner of $103 thousand. The minimum future rental fee for the rental agreements is $1.6 million.

In November 2013, the Company signed a rental agreement with the Development & Management of Jerusalem Industrial Zones Administration Ltd. in the Edmund J. Safra High-Tech Village in Givat Ram, Jerusalem, which was extended until September 2021. However, The total annual rent is approximately $60 thousand. Under the agreement, a bank guarantee of $17 thousand was provided in favor of the property owner. The minimum future rent is $14 thousand.

In May 2018, Anchiano Therapeutics, Inc signed a new agreement to rent space for offices in Cambridge, Massachusetts, until December 2021. The annual rent is approximately $140 thousand. The minimum future rental fee for the rental agreements is $0.4 million.

E.	In June 2018, the Company signed an agreement with Syneos Health (“Syneos”) to act as the Company’s clinical research organization (CRO) and to manage the Group’s first registrational bladder cancer clinical trial. The minimum future obligation to Syneos is approximately $2.7 million.